Ultimus Managers Trust
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

June 8, 2012

FILED VIA EDGAR

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”), on behalf of its series,
APEXcm Small/Mid Cap Growth Fund (the “Fund”)
File Nos. 811-22680; 333-180308
Response to Staff’s Comments on Form N-1A

Ladies and Gentlemen:

We are electronically filing via EDGAR the Trust’s responses to comments included in a letter dated April 20, 2012 from Mr. Vincent J. DiStefano of the staff of the Securities and Exchange Commission (the “Commission”) in connection with the Trust’s registration statement on Form N-1A (the “Amendment”).  Set forth below are the comments provided by the Commission staff and the Trust’s response to each.

PROSPECTUS

Front Cover

COMMENT:	Please provide the Fund’s ticker symbol.

RESPONSE:	We have requested a ticker symbol, and will include it in the Fund’s 485(b) filing.

Risk/Return Summary (p. 2)

Fees and Expenses of Investing in the Fund (p. 2)

COMMENT 1:	Please delete “Less:” from the penultimate line item of the fee table, and substitute “waiver” for “reduction.”

RESPONSE:	These changes have been made.

COMMENT 2:	Please revise the final line item of the fee table to read “Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement].” See Instruction 3 (e) to Item 3 of Form N-IA.

RESPONSE:	This change has been made.

COMMENT 3:	Please confirm that the contract referenced in footnote 2 to the fee table will be effective for at least 12 months after the effective date of the registration statement.

RESPONSE:	This contractual agreement will be effective for at least 12 months after the effective date of the registration statement.

Principal Investment Strategies (p. 3)

COMMENT 1.A:	Please identify the types of equity securities in which the Fund will invest.

RESPONSE:
The reference to “equity securities” in the disclosure under “Principal Investment Strategies” has been removed, and the disclosure now indicates that the Fund seeks to achieve its investment objective by investing in a diversified portfolio of “common stocks”.

COMMENT 1.B:	Please summarize how the Adviser will determine which securities to buy and sell.

RESPONSE:	The Principal Investment Strategies disclosure has been revised to include the following:

“In selecting investments for the Fund, the Adviser uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection.  The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities.  Through this “top-down” view, the Adviser seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental “bottom-up” research for individual companies that are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends.  The core investments of the fund typically include more established companies that the Adviser recognizes as “stable growth” companies.

Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates.  The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as “emerging growth” companies. Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their potential long-term earnings potential.  Characteristics the Adviser considers in identifying potential emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-cap companies.  The Fund may invest up to 15% of its assets in equity securities of foreign small and mid-companies, through the purchase of American Depository Receipts (“ADR”s) and/or foreign domiciled companies listed on U.S. stock exchanges.

A security may be sold when the security achieves full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings surprise or similar adverse events.  In general, once securities reach $12 billion in market capitalization the Adviser gradually liquidates the position.”

COMMENT 1.C:	Please explain the meaning of “exhibit strong growth characteristics.”

RESPONSE:
The reference to “exhibit strong growth characteristics” in the disclosure under “Principal Investment Strategies” has been removed, and the disclosure now indicates that the Fund “seeks to achieve its investment objective by investing in a diversified portfolio of small and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy”.

COMMENT 1.D:
Will the Fund invest in emerging market securities as part of its principal strategies?  If so, please include appropriate strategy and risk disclosure in the summary and in the section titled “Investment Objective, Investment Strategies and Related Risks”, which starts on page 6 of the Registration Statement.

RESPONSE:	The Fund will not invest in emerging market securities as part of its principal strategies.

COMMENT 2:	Please move the last line of this paragraph to the first paragraph of “Investment Objective, Investment Strategies and Related Risks.”

RESPONSE:
The statement has been removed from the last line of the paragraph and following statement has been added to the second paragraph of “Investment Objective, Investment Strategies and Related Risks – Investment Strategies”:

“This investment policy may be changed by the Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.”

Principal Risk (p. 3)

COMMENT 1:	Will the Fund be offered or sold through an insured depository institution? If not, please delete the last sentence of the first paragraph of this section. See, Item 4(b)(1)(iii) of Form N-1A.

RESPONSE:	The Fund will not be offered or sold through an insured depository institution, therefore the last sentence of the first paragraph of this section has been deleted.

Management of the Fund (p. 5)

COMMENT 1:	Please disclose the Portfolio Manager’s length of service by date of commencement, rather than “since inception.”

RESPONSE:	This disclosure has been revised to state that the Portfolio Manager has managed the Fund’s portfolio “since its inception in June 2012”.

Investment Objective, Investment Strategies and Related Risks (p. 6)

Investment Strategies (p. 6)

COMMENT 1:
This section contains a considerable amount of jargon (e.g., “sustainable global secular growth”, “thematic opportunities”, “critical variable driving change”, “generate alpha”, “tailwinds”, “mitigate event risk”), which does not aid an investor seeking to understand the Fund's investment program. Please revise the disclosure in plain English.

RESPONSE:	The disclosures in the summary section and under “Investment Strategies” have been replaced with the following:

“The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy. The Adviser defines small and mid-cap companies as companies with market capitalizations between $250 million and $10 billion at the time of purchase.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small and mid-cap companies. This investment policy may be changed by the Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.  In addition, the Fund may invest up to 15% of its assets in common stocks of foreign small and mid-companies through the purchase of American Depository Receipts (“ADR”s) and/or foreign domiciled companies listed on U.S. stock exchanges.

In selecting investments for the Fund, the Adviser uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection.  The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal & monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities.  Through this “top-down” view, the Adviser seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental “bottom-up” research for individual companies that are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends. The core investments of the Fund typically include more established companies that the Adviser recognizes as “stable growth” companies.  Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates.  The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as “emerging growth” companies.  Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential.  Characteristics the Adviser considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

A security may be sold when the security achieves full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings surprise or similar adverse events.  In general, once a security reaches $12 billion in market capitalization the Adviser gradually liquidates the position.”

COMMENT 2:	The text of the last two sentences of the first paragraph and the first two sentences of the second paragraph of this section state:

“Proprietary growth screens are utilized to identify “Stable Growth” companies and “Emerging Growth” companies. Although both Stable and Emerging Growth companies exhibit strong growth characteristics, Stable Growth companies typically provide more stability and consistency in volatile markets and Emerging Growth companies provide potential outperformance.

Stable Growth companies are initially identified by screening for accelerating earnings growth, cash flow generation, profitability, consistency of earnings growth and reasonable valuations. Emerging Growth companies are initially identified by screening for accelerating revenue growth and relative strength, and possess characteristics of large and growing addressable market opportunities and unique product niches.”

Please revise these sentences in plain English. Please include a summary of the revised disclosure in the summary section as well its present location.

RESPONSE:	Please see our response to the previous comment.

COMMENT 3:	Include the last sentence of this section, which discloses when the Fund will sell securities, in the summary section.

RESPONSE:	The following disclosure has been added to the summary section:

“A common stock may be sold when it achieves full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings surprise or similar adverse events.  In general, once a common stock reaches $12 billion in market capitalization the Adviser gradually liquidates the position.”

Investment Risks (p. 7)

Foreign Investment Risk (p. 8)

COMMENT 1:
Disclosure in this section indicates the Fund will invest in ETFs.  Why is this not disclosed in the summary? If the Fund will invest in ETFs as part of its principal strategies, the practice should be disclosed in the summary. If the Fund invests in ETFs as part of a nonprincipal strategy, please make it clear in this section by distinguishing principal and nonprincipal strategy and risk disclosure.

RESPONSE:	Investing in ETFs that invest in foreign securities is not a principal investment strategy of the fund, therefore references to ETFs in the paragraph “Foreign Investment Risk” have been deleted.

Money Market Instruments, Exchange Traded Funds . . . (p. 9)

COMMENT 1:	Why will the Fund invest in ETFs “on a temporary basis”? How does this practice related to the previously referenced purchase of foreign ETFs?

RESPONSE:	References to ETFs in the paragraph “Money Market Instruments and Temporary Defensive Positions” have been deleted.

Portfolio Holdings

COMMENT 1:	Please include the disclosure required by Item 9(d) of Form N-1A.

RESPONSE:	The following disclosure has been added to page 10:

“Portfolio Holdings and Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.”

How the Fund Values Its Shares (p. 11)

COMMENT 1:	Please define “in proper form” where the term is first used in this section.

RESPONSE:	The following sentence has been added following the first use of “in proper form”:

“An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount.”

SAI

Fundamental Restrictions (p. 8)

COMMENT 1:	Please provide narrative disclosure describing the extent to which the issuance of senior securities is permitted under the Investment Company Act of 1940.

RESPONSE:	The following statement has been added to page 10 of the SAI:

“Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.”

NEW DISCLOSURE

Please take note that, as we discussed orally with the Commission staff, a new section regarding the past performance of the Adviser’s small/mid cap growth style private accounts has been added to the Prospectus, beginning on page 12.  This disclosure is drafted in conformity with the Commission’s Nicholas-Applegate Mutual Funds no-action letter (pub. avail. August 6, 1996).

*  *  *  *  *  *  *  *  *

We acknowledge that:

•	the Trust is responsible for the adequacy and accuracy of the disclosure in Trust filings;

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to such filings;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in such filings; and

•	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your comments.  Please contact me at 513.587.3451 if you have any questions.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary